Stock Based Compensation - Restricted Stock Activity (Details) - Restricted Stock - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Share-based payment award, equity instruments other than options, non-vested
Number of shares, Non-vested, Outstanding	27,299	35,981	40,203
Number of shares, Non-vested, Granted (in shares)	0		6,261
Number of shares, Non-vested, Exercised (in shares)	0	(8,682)	(7,424)
Number of shares, Non-vested, Forfeited (in shares)	0		(3,059)
Number of shares, Non-vested, Outstanding	27,299	27,299	35,981
Weighted-Average Grant Date Fair Value, Non-vested, Outstanding	$ 10.75	$ 10.77	$ 11.16
Weighted-Average Grant Date Fair Value, Non-vested, Granted			8.9
Weighted-Average Grant Date Fair Value, Non-vested, Exercised		10.83	11.16
Weighted-Average Grant Date Fair Value, Non-vested, Forfeited			11.16
Weighted-Average Grant Date Fair Value, Non-vested, Outstanding	$ 10.75	$ 10.75	$ 10.77